Share-Based Compensation	12 Months Ended
May 31, 2011
Share-Based Compensation
Share-Based Compensation
15.	SHARE-BASED COMPENSATION

The following table summarizes information regarding share options and non-vested equity shares ("NES"):

Grant date	Share options and non-vested equity shares granted to date	Fair value of common shares	Exercise price	Intrinsic value
		US$	US$	US$
Share options:
February 28, 2006	7,099,500	1.00	2.02	—
July 21, 2006	1,620,000	1.15	2.38	—
September 7, 2006	100,000	5.41	3.75	1.66
March 5, 2007	3,946,500	8.74	8.75	—

Total	12,766,000

NES:
January 24, 2008	2,720,000	12.75	—	12.75
March 11, 2008	152,000	14.00	—	14.00
July 1, 2008	278,500	13.75	—	13.75
Oct 28, 2008	3,200	12.65	—	12.65
May 15, 2009	205,548	12.75	—	12.75
June 15, 2009	316,200	15.13	—	15.13
May 26, 2010	556,848	21.75	—	21.75

Total	4,232,296

In February 2007, October 2007, October 2008, March 2009 and January 2011, the Company transferred 4,000,000, 2,000,000, 3,000,000, 4,000,000 and 3,000,000 common shares, respectively, to its depositary bank, to be issued to employees and non-employees upon the exercise of their vested share options or upon the vesting of non-vested equity shares ("NES"). As of May 31, 2011, 9,273,900 common shares out of these 16,000,000 common shares had been issued to employees and non-employees upon the exercise of their share options and 2,305,976 NES had been issued to employees upon the vesting of their shares. 4,420,124 common shares remain for future issuance.

The estimated fair value of the ordinary shares underlying the options as of the grant dates was determined based on retrospective valuations. When estimating the fair value of the ordinary shares on the grant dates before the IPO of the Company, management has considered a number of factors while taking into account standard valuation methods and the achievement of certain events. After IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the ordinary shares on that date.

2006 Share Incentive Plan

On January 20, 2006, the Company adopted 2006 Share Incentive Plan, under which the Company may grant options to purchase up to 8,000,000 common shares of the Group, to its employees, directors and consultants. The number of common shares available for grant under the 2006 Share Incentive Plan may be increased annually by (i) an additional 5,000,000 shares on January 1, 2007, (ii) an additional 5,000,000 shares on January 1, 2008, and (iii) an annual increase in common shares to be added on the first business day of each calendar year beginning in 2009 equal to the lesser of (x) 3,000,000 shares, (y) two percent (2%) of total common shares outstanding as of such date, or (z) a lesser number of shares as determined by the Group's management. In the event the aggregate number of shares that may be issued in any given year under all share compensation plans has reached the maximum number of shares allowed in that year, the Company may grant additional awards up to 2,000,000 shares, or extra shares. The number of shares granted in excess of the annual maximum in any given year will result in the reduction of the maximum shares available for grant in the next year.

The exercise price of options is at least 100% of the fair value of the common shares on the date of the grant. The term of an option is up to ten years from the date of grant. The options generally vest over three years at six-month vesting increments per year.

As of May 31, 2011, options to purchase 2,255,492 common shares and 1,103,368 NES were outstanding. Options and NES to purchase 3,061,264 common shares were available for future grant.

The Company recorded share-based compensation of US$16,750, US$16,183 and 15,045 during the years ended May 31, 2009, 2010 and 2011, respectively.

Options

A summary of option activity under 2006 Share Incentive Plan as of May 31, 2010 and 2011 was as follows:

	Number of options	Weighted average exercise prices	Weighted average remaining contractual life	Aggregated intrinsic value
		US$		US$
Options outstanding at June 1, 2009	6,279,816	5.01
Exercised	(2,761,980)	4.50
Forfeited	(24,844)	7.71

Options outstanding at May 31, 2010	3,492,992	5.40	6.22 years	61,200

Options exercisable at May 31, 2010	3,492,992	5.40	6.22 years	61,200

Options outstanding at June 1, 2010	3,492,992	5.40
Exercised	(1,235,700)	5.33
Forfeited	(1,800)	2.02

Options outstanding at May 31, 2011	2,255,492	5.44	5.20 years	53,046

Options exercisable at May 31, 2011	2,255,492	5.44	5.20 years	53,046

The options have been fully vested and no option was granted in fiscal year 2009, 2010 and 2011. The total intrinsic value of options exercised during the years ended May 31, 2009, 2010 and 2011 were $12,931, $40,084 and $25,114, respectively.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions.

	2006	2007
Weighted average risk-free rate of return	3.82%	3.86%
Weighted average expected option life (year)	5.88	5.88
Weighted average volatility rate	50.5%	50.5%
Weighted average dividend yield	—	—

(a)	Volatility

Volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period similar to the expected term of the options.

(b)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(c)	Expected term

As the Company did not have historical share option exercise experience, it estimated the expected term as the average between the vesting term of the options and the original contractual term.

(d)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the employee share options.

(e)	Exercise price

The exercise price of the employee share options was determined by the Company's board of directors.

(f)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates before the IPO of the Company, management has considered a number of factors while taking into account standard valuation methods and the achievement of certain events. After IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the ordinary shares on that date.

As of May 31, 2011, there was no unrecognized compensation expense related to unvested share-based compensation arrangement under the 2006 Share Incentive Plan.

NES

In January 2008, the Company granted 2,720,000 NES to employees (including an independent non-executive director) for free under 2006 Share Incentive Plan: Among 2,720,000 NES granted, 2,680,000 NES will become vested starting from February 2008 thereafter until August 2012. 20,000 NES will be vested in six equal batches every six months since February 2008 thereafter until August 2010 and the remaining 20,000 NES will be vested in four equal batches every six months since February 2008 thereafter until August 2009.

In March 2008, the Company granted 152,000 NES to employees which will become vested on April 20, 2009.

In July 2008, the Company granted 278,500 NES to employees which will become vested on August 1, 2009.

In October 2008, the Company granted 3,200 NES to employees which will become vested on December 1, 2009.

In May 2009, the Company granted 205,548 NES to employees which will become vested on June 30, 2010.

In June 2009, the Company granted 316,200 NES to employees which will become vested on August 30, 2010.

In May 2010, the Company granted 556,848 NES to employees which will become vested till June 2015.

The grant date fair value of NES was measured at the quoted market price of the Company's equity shares.

A summary of the status of the NES as of May 31, 2009, 2010 and 2011, and changes during the year ended May 31, 2009, 2010 and 2011 were presented below.

	Number of NES	Weighted- average grant day intrinsic value
At beginning of fiscal year 2009	1,909,624	12.85
Granted	487,248	13.32
Vested	(544,200)	13.08
Forfeited	(12,424)	13.88

At end of fiscal year 2009	1,840,248	12.90
Granted	873,048	19.35
Vested	(647,364)	13.13
Forfeited	(13,124)	12.75

At end of fiscal year 2010	2,052,808	15.57
Granted	—	—
Vested	(914,080)	13.61
Forfeited	(35,360)	19.93

At end of fiscal year 2011	1,103,368	17.05

As of May 31, 2011, there was US$8,141 of total unrecognized compensation cost related to NES arrangements granted under the 2006 Share Incentive Plan. The cost is expected to be recognized over a weighted-average period of 1.03 years. The total fair value of shares vested during the year ended May 31, 2011 was US$12,441.